Schedule of Investments(a)
Invesco KBW Bank ETF (KBWB)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.69%
Asset Management & Custody Banks-11.71%
Bank of New York Mellon Corp. (The)(b)	1,798,791	$159,390,870
Northern Trust Corp.(b)	1,200,558	128,147,561
State Street Corp.	1,612,424	155,244,183
		442,782,614
Consumer Finance-3.99%
Capital One Financial Corp.	797,766	150,897,439
Diversified Banks-44.17%
Bank of America Corp.	6,942,118	306,355,667
Citigroup, Inc.	2,001,248	150,733,999
Comerica, Inc.	806,266	46,029,726
Fifth Third Bancorp	3,680,181	140,546,112
JPMorgan Chase & Co.	1,209,223	319,234,872
KeyCorp	6,778,360	107,504,790
PNC Financial Services Group, Inc. (The)	833,819	144,926,081
U.S. Bancorp	3,411,247	148,696,257
Wells Fargo & Co.	4,086,032	305,553,473
		1,669,580,977
Investment Banking & Brokerage-16.31%
Goldman Sachs Group, Inc. (The)	514,244	308,777,810
Morgan Stanley	2,404,134	307,801,276
		616,579,086
Regional Banks-23.51%
Citizens Financial Group, Inc.	2,681,340	108,192,069
East West Bancorp, Inc.	849,170	77,444,304
First Horizon Corp.	3,201,011	63,636,099
Huntington Bancshares, Inc.	8,917,144	139,374,961
M&T Bank Corp.	834,553	152,422,760
Regions Financial Corp.	5,555,323	119,106,125
Truist Financial Corp.	3,451,409	136,330,655
	Shares	Value
Regional Banks-(continued)
Western Alliance Bancorporation(b)	678,018	$49,095,283
Zions Bancorporation N.A.(b)	908,105	43,007,853
		888,610,109
Total Common Stocks & Other Equity Interests (Cost $3,844,056,949)		3,768,450,225
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(c)(d) (Cost $4,018,661)	4,018,661	4,018,661
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $3,848,075,610)		3,772,468,886
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.19%
Invesco Private Government Fund, 4.29%(c)(d)(e)	12,445,408	12,445,408
Invesco Private Prime Fund, 4.45%(c)(d)(e)	32,382,127	32,388,603
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,834,011)		44,834,011
TOTAL INVESTMENTS IN SECURITIES-100.99% (Cost $3,892,909,621)		3,817,302,897
OTHER ASSETS LESS LIABILITIES-(0.99)%		(37,364,748)
NET ASSETS-100.00%		$3,779,938,149

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$79,342,382	$(75,323,721)	$-	$-	$4,018,661	$73,761
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,559,871	160,678,813	(152,793,276)	-	-	12,445,408	182,863 *
Invesco Private Prime Fund	11,971,364	408,862,597	(388,443,706)	(999)	(653)	32,388,603	501,337 *
Total	$16,531,235	$648,883,792	$(616,560,703)	$(999)	$(653)	$48,852,672	$757,961

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco KBW Bank ETF (KBWB)—(continued)
May 31, 2025
(Unaudited)
(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
CME E-Mini Financial Select Sector	59	June-2025	$9,257,100	$605,238	$605,238

(a)	Futures contracts collateralized by $1,154,695 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW High Dividend Yield Financial ETF (KBWD)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-63.52%
Asset Management & Custody Banks-7.25%
AllianceBernstein Holding L.P.	319,804	$12,776,170
Artisan Partners Asset Management, Inc., Class A	203,563	8,203,589
Franklin Resources, Inc.	337,099	7,294,822
		28,274,581
Consumer Finance-2.07%
OneMain Holdings, Inc.	155,559	8,064,179
Life & Health Insurance-2.26%
Lincoln National Corp.	127,803	4,235,392
Prudential Financial, Inc.	44,019	4,573,134
		8,808,526
Mortgage REITs-40.55%
AGNC Investment Corp.	1,429,516	12,779,873
Annaly Capital Management, Inc.	582,243	11,033,505
Arbor Realty Trust, Inc.(b)	1,219,815	11,685,828
ARMOUR Residential REIT, Inc.(b)	857,035	13,892,537
Dynex Capital, Inc.(b)	1,112,851	13,398,726
Ellington Financial, Inc.	818,121	10,283,781
Invesco Mortgage Capital, Inc.(b)(c)	2,236,342	16,504,204
MFA Financial, Inc.	1,335,491	12,420,066
New York Mortgage Trust, Inc.(b)	1,758,131	11,480,596
Orchid Island Capital, Inc.(b)	2,127,288	14,529,377
PennyMac Mortgage Investment Trust(b)	805,083	9,886,419
Ready Capital Corp.(b)	2,248,688	10,051,635
Two Harbors Investment Corp.(b)	966,752	10,237,904
		158,184,451
Regional Banks-9.33%
Capitol Federal Financial, Inc.	1,047,679	5,982,247
First Interstate BancSystem, Inc., Class A	215,416	5,848,544
Flushing Financial Corp.	462,795	5,567,424
Kearny Financial Corp.	972,510	5,864,235
Northwest Bancshares, Inc.	542,456	6,661,360
Washington Trust Bancorp, Inc.	234,471	6,485,468
		36,409,278
Transaction & Payment Processing Services-2.06%
Western Union Co. (The)	865,501	8,031,849
Total Common Stocks & Other Equity Interests (Cost $277,320,009)		247,772,864

Closed-End Funds-36.14%
Barings BDC, Inc.	1,034,412	9,630,376
	Shares	Value

BlackRock TCP Capital Corp., BDC(b)	1,516,037	$11,885,730
Carlyle Secured Lending, Inc., BDC(b)	615,591	8,649,054
CION Investment Corp., BDC	988,929	9,562,943
Fidus Investment Corp., BDC	430,044	8,811,602
FS KKR Capital Corp., BDC(b)	548,474	11,633,133
Goldman Sachs BDC, Inc., BDC	812,930	9,210,497
Main Street Capital Corp.(b)	87,641	4,985,020
MidCap Financial Investment Corp., BDC(b)	864,454	11,345,959
New Mountain Finance Corp., BDC(b)	1,018,482	10,969,051
Oaktree Specialty Lending Corp.(b)	664,948	9,728,189
PennantPark Floating Rate Capital Ltd., BDC	1,032,944	10,639,323
PennantPark Investment Corp., BDC(b)	1,836,639	12,232,016
Trinity Capital, Inc., BDC(b)	803,349	11,696,761
		140,979,654
Total Closed-End Funds (Cost $144,703,922)		140,979,654
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(c)(d) (Cost $325,002)	325,002	325,002
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.74% (Cost $422,348,933)		389,077,520
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.90%
Invesco Private Government Fund, 4.29%(c)(d)(e)	16,143,110	16,143,110
Invesco Private Prime Fund, 4.45%(c)(d)(e)	41,977,241	41,985,636
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,129,751)		58,128,746
TOTAL INVESTMENTS IN SECURITIES-114.64% (Cost $480,478,684)		447,206,266
OTHER ASSETS LESS LIABILITIES-(14.64)%		(57,104,768)
NET ASSETS-100.00%		$390,101,498
See accompanying notes which are an integral part of this schedule.

Invesco KBW High Dividend Yield Financial ETF (KBWD)—(continued)
May 31, 2025
(Unaudited)
Investment Abbreviations:
BDC	-Business Development Company
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Invesco Mortgage Capital, Inc.	$-	$20,220,455	$(1,517,670)	$(2,186,476)	$(12,105)	$16,504,204	$1,655,099
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	127,294	23,230,042	(23,032,334)	-	-	325,002	21,899
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,629,495	199,080,345	(205,566,730)	-	-	16,143,110	975,089 *
Invesco Private Prime Fund	73,980,800	405,531,049	(437,510,732)	(8,074)	(7,407)	41,985,636	2,613,125 *
Total	$96,737,589	$648,061,891	$(667,627,466)	$(2,194,550)	$(19,512)	$74,957,952	$5,265,212

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Diversified REITs-20.77%
Armada Hoffler Properties, Inc.(b)	1,044,778	$7,271,655
Broadstone Net Lease, Inc.	446,145	7,098,167
CTO Realty Growth, Inc.(b)	457,861	8,433,800
Gladstone Commercial Corp.	497,473	7,138,737
Global Net Lease, Inc.(b)	1,858,942	14,425,390
		44,367,749
Health Care REITs-18.40%
Community Healthcare Trust, Inc.	575,921	9,410,549
Global Medical REIT, Inc.(b)	1,089,897	6,931,745
Healthcare Realty Trust, Inc.(b)	461,449	6,691,011
Omega Healthcare Investors, Inc.	215,638	7,978,606
Sabra Health Care REIT, Inc.(b)	474,965	8,302,388
		39,314,299
Hotel & Resort REITs-8.71%
Apple Hospitality REIT, Inc.	477,942	5,539,348
Park Hotels & Resorts, Inc.(b)	724,134	7,502,028
RLJ Lodging Trust(b)	764,095	5,577,893
		18,619,269
Industrial REITs-7.05%
Innovative Industrial Properties, Inc.(b)	158,777	8,767,666
LXP Industrial Trust(b)	734,514	6,302,130
		15,069,796
Multi-Family Residential REITs-1.96%
NexPoint Residential Trust, Inc.	123,036	4,183,224
Office REITs-19.30%
Brandywine Realty Trust(b)	2,544,610	10,763,700
Easterly Government Properties, Inc.(b)	340,406	7,397,022
Highwoods Properties, Inc.	257,377	7,644,097
Kilroy Realty Corp.(b)	185,062	5,958,997
Peakstone Realty Trust(b)	764,244	9,468,983
		41,232,799
	Shares	Value
Other Specialized REITs-11.81%
EPR Properties	137,257	$7,643,842
Four Corners Property Trust, Inc.(b)	187,593	5,179,443
Gaming and Leisure Properties, Inc.	131,994	6,164,120
Outfront Media, Inc.	378,764	6,257,181
		25,244,586
Retail REITs-9.25%
Getty Realty Corp.(b)	208,214	6,092,342
SITE Centers Corp.(b)	1,146,144	13,662,036
		19,754,378
Self-Storage REITs-2.69%
National Storage Affiliates Trust	166,924	5,742,186
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $232,650,900)		213,528,286
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.89%
Invesco Private Government Fund, 4.29%(c)(d)(e)	12,378,500	12,378,500
Invesco Private Prime Fund, 4.45%(c)(d)(e)	32,240,981	32,247,429
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,626,021)		44,625,929
TOTAL INVESTMENTS IN SECURITIES-120.83% (Cost $277,276,921)		258,154,215
OTHER ASSETS LESS LIABILITIES-(20.83)%		(44,497,284)
NET ASSETS-100.00%		$213,656,931

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,689	$14,991,156	$(14,993,845)	$-	$-	$-	$12,528
See accompanying notes which are an integral part of this schedule.

Invesco KBW Premium Yield Equity REIT ETF (KBWY)—(continued)
May 31, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$16,064,934	$138,544,463	$(142,230,897)	$-	$-	$12,378,500	$390,322 *
Invesco Private Prime Fund	41,022,853	270,149,733	(278,920,292)	(446)	(4,419)	32,247,429	1,055,133 *
Total	$57,090,476	$423,685,352	$(436,145,034)	$(446)	$(4,419)	$44,625,929	$1,457,983

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Property & Casualty Insurance ETF (KBWP)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Multi-line Insurance-9.36%
American International Group, Inc.	467,713	$39,587,228
Horace Mann Educators Corp.(b)	180,197	7,825,956
		47,413,184
Property & Casualty Insurance-80.40%
Allstate Corp. (The)	194,776	40,877,639
American Financial Group, Inc.	153,583	19,041,220
Arch Capital Group Ltd.	208,767	19,841,216
Assurant, Inc.	93,299	18,937,831
AXIS Capital Holdings Ltd.(b)	200,220	20,782,836
Chubb Ltd.	135,867	40,379,672
Cincinnati Financial Corp.	131,226	19,791,505
Hanover Insurance Group, Inc. (The)(b)	113,754	20,018,429
Hartford Insurance Group, Inc. (The)	163,984	21,291,683
James River Group Holdings Ltd.	201,232	1,171,170
Kemper Corp.(b)	281,712	17,953,506
Mercury General Corp.(b)	244,181	15,744,791
ProAssurance Corp.(b)(c)	225,530	5,230,041
Progressive Corp. (The)	137,538	39,188,702
RLI Corp.	254,904	19,594,470
Selective Insurance Group, Inc.	225,414	19,840,940
Travelers Cos., Inc. (The)	150,051	41,369,061
Universal Insurance Holdings, Inc.	123,884	3,362,212
W.R. Berkley Corp.	307,471	22,965,009
		407,381,933
Reinsurance-10.19%
Everest Group Ltd.	61,103	21,214,351
RenaissanceRe Holdings Ltd. (Bermuda)	81,624	20,358,658
SiriusPoint Ltd. (Sweden)(b)(c)	513,339	10,056,311
		51,629,320
Total Common Stocks & Other Equity Interests (Cost $464,116,375)		506,424,437
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $65,802)	65,802	$65,802
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $464,182,177)		506,490,239
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.40%
Invesco Private Government Fund, 4.29%(d)(e)(f)	554,776	554,776
Invesco Private Prime Fund, 4.45%(d)(e)(f)	1,443,886	1,444,175
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,998,951)		1,998,951
TOTAL INVESTMENTS IN SECURITIES-100.36% (Cost $466,181,128)		508,489,190
OTHER ASSETS LESS LIABILITIES-(0.36)%		(1,809,305)
NET ASSETS-100.00%		$506,679,885

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$175,420	$6,338,783	$(6,448,401)	$-	$-	$65,802	$4,680
See accompanying notes which are an integral part of this schedule.

Invesco KBW Property & Casualty Insurance ETF (KBWP)—(continued)
May 31, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$156,972	$23,273,942	$(22,876,138)	$-	$-	$554,776	$28,671 *
Invesco Private Prime Fund	409,185	59,063,650	(58,028,256)	(24)	(380)	1,444,175	77,331 *
Total	$741,577	$88,676,375	$(87,352,795)	$(24)	$(380)	$2,064,753	$110,682

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Regional Banking ETF (KBWR)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Regional Banks-99.89%
Ameris Bancorp	15,869	$975,467
Associated Banc-Corp	41,140	953,214
Atlantic Union Bankshares Corp., Class B	42,992	1,290,620
Banc of California, Inc.	47,898	657,161
Bank of Hawaii Corp.	12,025	799,783
Bank OZK(b)	21,293	943,919
BankUnited, Inc.(b)	22,613	768,390
BOK Financial Corp.	9,405	888,020
Brookline Bancorp, Inc.	26,954	278,435
Cadence Bank(b)	30,907	936,482
Cathay General Bancorp	21,263	911,226
Columbia Banking System, Inc.	38,342	896,436
Commerce Bancshares, Inc.	28,872	1,819,225
Community Financial System, Inc.(b)	15,945	896,747
Cullen/Frost Bankers, Inc.	13,853	1,759,054
CVB Financial Corp.(b)	48,075	901,406
Eastern Bankshares, Inc.	57,288	859,320
F.N.B. Corp.	68,882	955,393
First Bancorp	49,439	987,791
First Commonwealth Financial Corp.(b)	30,791	480,955
First Financial Bancorp	28,866	697,403
First Financial Bankshares, Inc.(b)	27,134	956,745
First Hawaiian, Inc.(b)	38,086	909,494
First Interstate BancSystem, Inc., Class A(b)	31,622	858,537
Flagstar Financial, Inc.	85,177	981,239
Fulton Financial Corp.(b)	51,710	891,997
Glacier Bancorp, Inc.	20,984	870,206
Hancock Whitney Corp.	17,895	978,320
Home BancShares, Inc.	34,135	965,679
Hope Bancorp, Inc.(b)	36,533	366,791
Independent Bank Corp.(b)	12,888	792,612
Old National Bancorp	49,998	1,042,958
Pacific Premier Bancorp, Inc.	29,174	618,489
Pinnacle Financial Partners, Inc.	16,684	1,773,176
Popular, Inc.	10,177	1,053,625
Prosperity Bancshares, Inc.	13,352	929,967
	Shares	Value
Regional Banks-(continued)
Provident Financial Services, Inc.(b)	39,476	$659,249
Simmons First National Corp., Class A	38,058	713,968
SouthState Corp.	20,296	1,781,989
Synovus Financial Corp.	19,699	942,203
Texas Capital Bancshares, Inc.(b)(c)	12,914	925,805
Trustmark Corp.	18,383	633,478
UMB Financial Corp.	9,262	955,097
United Bankshares, Inc.	28,287	1,022,292
United Community Banks, Inc.	31,799	913,903
Valley National Bancorp(b)	104,156	914,490
WaFd, Inc.(b)	24,671	701,150
Webster Financial Corp.	36,324	1,869,959
Wintrust Financial Corp.	8,212	980,595
WSFS Financial Corp.	17,715	936,946
		47,597,406
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $52,206,488)		47,597,406
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.50%
Invesco Private Government Fund, 4.29%(d)(e)(f)	1,785,916	1,785,916
Invesco Private Prime Fund, 4.45%(d)(e)(f)	4,648,750	4,649,680
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,435,596)		6,435,596
TOTAL INVESTMENTS IN SECURITIES-113.39% (Cost $58,642,084)		54,033,002
OTHER ASSETS LESS LIABILITIES-(13.39)%		(6,381,097)
NET ASSETS-100.00%		$47,651,905

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,846	$1,192,938	$(1,215,784)	$-	$-	$-	$2,022
See accompanying notes which are an integral part of this schedule.

Invesco KBW Regional Banking ETF (KBWR)—(continued)
May 31, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,027,084	$40,401,487	$(39,642,655)	$-	$-	$1,785,916	$103,218 *
Invesco Private Prime Fund	2,920,566	84,598,661	(82,868,384)	(101)	(1,062)	4,649,680	274,932 *
Total	$3,970,496	$126,193,086	$(123,726,823)	$(101)	$(1,062)	$6,435,596	$380,172

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco KBW Bank ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,768,450,225	$-	$-	$3,768,450,225
Money Market Funds	4,018,661	44,834,011	-	48,852,672
Total Investments in Securities	3,772,468,886	44,834,011	-	3,817,302,897
Other Investments - Assets(a)
Futures Contracts	605,238	-	-	605,238
Total Investments	$3,773,074,124	$44,834,011	$-	$3,817,908,135
Invesco KBW High Dividend Yield Financial ETF
Investments in Securities
Common Stocks & Other Equity Interests	$247,772,864	$-	$-	$247,772,864
Closed-End Funds	140,979,654	-	-	140,979,654
Money Market Funds	325,002	58,128,746	-	58,453,748
Total Investments	$389,077,520	$58,128,746	$-	$447,206,266
Invesco KBW Premium Yield Equity REIT ETF
Investments in Securities
Common Stocks & Other Equity Interests	$213,528,286	$-	$-	$213,528,286
Money Market Funds	-	44,625,929	-	44,625,929
Total Investments	$213,528,286	$44,625,929	$-	$258,154,215
Invesco KBW Property & Casualty Insurance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$506,424,437	$-	$-	$506,424,437
Money Market Funds	65,802	1,998,951	-	2,064,753
Total Investments	$506,490,239	$1,998,951	$-	$508,489,190

	Level 1	Level 2	Level 3	Total
Invesco KBW Regional Banking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$47,597,406	$-	$-	$47,597,406
Money Market Funds	-	6,435,596	-	6,435,596
Total Investments	$47,597,406	$6,435,596	$-	$54,033,002

(a)	Unrealized appreciation (depreciation).